Licenses and Collaborative Arrangement	12 Months Ended
Dec. 31, 2017
Research And Development [Abstract]
Licenses and collaborative arrangement
13.	Licenses and collaborative arrangement

License and collaboration agreement with Bristol-Myers Squibb Company (“BMS”)

In March 2015, the Group entered into a collaboration and license agreement with BMS, under which the Group obtained an exclusive license under certain patents and know-how of BMS to develop, manufacture, use, sell, import and commercialize brivanib, BMS’s proprietary multi-targeted kinase inhibitor, in mainland China, Hong Kong and Macau, or the licensed territory, in the licensed field of diagnosis, prevention, treatment or control of oncology indications, with the right to expand the licensed territory to include Taiwan and Korea under certain conditions. BMS retains the non-exclusive right to use the licensed compounds to conduct internal research and the exclusive right to use the licensed compounds to manufacture compounds that are not brivanib.

BMS has the option to elect to co-promote the licensed products in the licensed territory. If BMS exercises its co-promotion option, BMS will pay the Group an option exercise fee, and the Group will share with BMS the operating profits and losses of the licensed products in the licensed territory. If BMS does not exercise its co-promotion option, the Group will pay BMS milestone payments for the achievement of certain development and sales milestone events, and also tiered royalties at certain percentage rates on the net sales of the licensed products in the licensed territory, until the later of the expiration of the last-to-expire licensed patent covering the licensed product, the expiration of regulatory exclusivity for the licensed product, or the twelfth anniversary of the first commercial sale of the licensed product, in each case on a product-by-product and region-by-region basis.

The Group also has the right to opt-out of the commercialization of the licensed products in its licensed territory under certain conditions. If the Group elects to opt-out, BMS will have the right to commercialize the licensed products in the Group’s licensed territory and will pay the Group royalties on the net sales of the licensed products in its licensed territory. BMS has the option to use the data generated by the Group from the Group’s development of the licensed products to seek regulatory approval of the licensed products outside the Group’s licensed territory, and if BMS exercises such option, BMS will be obligated to make certain payments to the Group, including upfront, milestone and royalty payments.

The agreement may be terminated by either party for the other party’s uncured material breach, safety reasons or failure of the development of the licensed products. In addition, the Group has the right to terminate the agreement for convenience after a certain specified time period upon advance notice to BMS. BMS may also terminate the agreement for our bankruptcy or insolvency.

License and collaboration agreement with Sanofi

In July 2015, the Group entered into a license agreement with Sanofi, under which the Group obtained an exclusive and worldwide license under certain patents and know-how of Sanofi to develop, manufacture, use, sell, import and commercialize Sanofi’s ALK inhibitor, or the licensed compound (also known as ZL-2302), for any oncology indications in humans. Sanofi retains the non-exclusive right to use the licensed compound to conduct internal research.

Under the terms of the agreement, the Group made upfront payments to Sanofi totalling $0.5 million which were recorded as research and development expenses in 2015. If the Group successfully develops and commercializes the licensed product, the Group will make milestone payments to Sanofi for the achievement of certain development milestone events. In addition, the Group will pay to Sanofi tiered royalties at certain percentage rates of the net sales of the licensed products, until the later of the expiration of the last-to-expire licensed patent covering the licensed product, the expiration of regulatory exclusivity for the licensed product, or the tenth anniversary of the first commercial sale of the licensed product, in each case on a product-by-product and country-by-country basis. If the Group sublicenses, transfers or assigns (other than through a change of control transaction) the right to the licensed product to third parties, the Group is also required to pay to Sanofi a share of its sublicense income.

The Group at any time has the right to terminate this agreement for any reason or no reason at all by providing Sanofi with prior written notice.

License and collaboration agreement with UCB Biopharma Sprl (“UCB”)

In September 2015, the Group entered into a license agreement with UCB, under which the Group obtained an exclusive and worldwide license under certain patents and know-how of UCB to develop, manufacture, use, sell, import and commercialize UCB’s proprietary antibody UCB3000 or the licensed compound (also known as ZL-1101), for the treatment, prevention and diagnosis of any human diseases. UCB retains the non-exclusive right to use the licensed compound for its own research purposes.

Under the terms of the agreement, the Group made upfront payments to UCB totalling $0.8 million which was recorded as a research and development expense in 2016. If the Group successfully develops and commercializes the licensed products, the Group will make milestone payments to UCB for the achievement of certain development and sales milestone events. In addition, the Group will pay to UCB royalties at certain percentage rates on the net sales of the licensed products, until the later of the expiration of the last-to-expire licensed patent covering the licensed product, the expiration of regulatory exclusivity for the licensed product, or the tenth anniversary of the first commercial sale of the licensed product, in each case on a product-by-product and country-by-country basis. If the Group sublicenses the right to the licensed product to third parties, the Group is also required to pay to UCB a share of its sublicense income.

The Group has the right to terminate this agreement by providing UCB with prior written notice.

License and collaboration agreement with Hanmi Pharm, Co., Ltd. (“Hanmi”)

In November 2015, the Group entered into a collaboration and license agreement with Hanmi under which the Group obtained an exclusive right of license under certain patents and know-how of Hanmi to develop, manufacture, use, sell, import and commercialize Hanmi’s EGFR mutation specific TKI HM61713, or the licensed compound (also known as ZL-2303) for the treatment, diagnosis or prevention of any diseases or conditions in human. Hanmi retains the non-exclusive right to use the licensed compound for its own research purposes. Hanmi has the right of first negotiation to acquire the rights to the licensed products back from the Group upon successful completion of certain clinical development work.

Under the terms of the agreement, the Group made upfront payments amounted $6.0 million and $1.0 million to Hanmi in 2015 and 2016, respectively. If the Group successfully develop and commercialize the licensed products, the Group will make milestone payments to Hanmi for the achievement of certain development milestone events. In addition, the Group will pay to Hanmi royalties at certain percentage rates on the net sales of the licensed products in its licensed territory, until date of expiration of the latest of valid claim that claims the composition-of-matter of the licensed product, the expiration date of any regulatory data exclusivity for the licensed product, or the tenth anniversary of the first commercial sale of the licensed product.

The Group has the right to terminate this agreement by providing Hanmi with prior written notice.

License and collaboration agreement with Tesaro Inc., (“Tesaro”)

In September 2016, the Group entered into a collaboration, development and license agreement with Tesaro, under which the Group obtained an exclusive license for certain patents and know-how that Tesaro licensed from Merck, Sharp & Dohme Corp. (a subsidiary of Merck & Co. Inc.), or Merck Corp., and AstraZeneca UK Limited to develop, manufacture, use, sell, import and commercialize Tesaro’s proprietary PARP inhibitor, niraparib, in mainland China, Hong Kong and Macau, or the licensed territory, in the licensed field of treatment, diagnosis and prevention of any human diseases or conditions (other than prostate cancer). Tesaro has the option to elect to co-promote the licensed products in the Group’s licensed territory.

Under the terms of the agreement, the Group made an upfront payment of $15.0 million to Tesaro which was recorded as a research and development expense in 2016. If the Group successfully develops and commercializes the licensed products, the Group will make a milestone payment to Tesaro for the achievement of a certain development milestone event. In addition, if Tesaro does not exercise its co-promotion option, the Group will pay Tesaro milestone payments for the achievement of certain sales milestone events, and also tiered royalties at certain percentages of net sales of the licensed products, until the later of the expiration of the last-to-expire licensed patent covering the licensed product, the expiration of regulatory exclusivity for the licensed product, or the tenth anniversary of the first commercial sale of the licensed product, in each case on a product-by-product and region-by-region basis.

The Group has the right to terminate this agreement by providing Tesaro with prior written notice.

License and collaboration agreement with GlaxoSmithKline (China) R&D Co., Ltd (“GSK China”)

In October 2016, the Group entered into a license and transfer agreement with GSK China, an affiliate of GSK, under which GSK China transferred to the Group its rights under certain patents, know-how, inventory and regulatory materials to develop, manufacture, use and commercialize FUGAN and GRAPE, two formulations comprising extracts from traditional Chinese herbs, for the treatment, diagnosis and prevention of human diseases. In connection with such transfer, GSK China also assigned to the Group its agreements with Chengdu Bater Pharmaceutical Co., Ltd, or Bater, and Traditional Chinese Medical Hospital, Xinjiang Medical University, or Xinjiang, relating to FUGAN and GRAPE.

Under the terms of the agreement, the Group made an upfront payment to GSK China of $0.7 million (RMB4.5 million) which was recorded as a research and development expense in 2016. The Group made a milestone payment of $0.3 million (RMB2.0 million) to Bater for the achievement of milestone by enrolling the first patient in a Phase II Clinical Trial of the Product in 2017. The Group will make further milestone payments to GSK China for the achievement of certain development milestone events. In addition, the Group will pay to GSK China tiered royalties at certain percentage rates on the net sales of FUGAN and GRAPE. The Group also assumed the obligation to make milestone payments under the assigned agreements with Bater and Xinjiang for milestones achieved after the assignment of the agreements to the Group.

If the Group sublicenses, sells or otherwise divests the patents and know-how acquired from GSK China to third parties before the completion of a certain development phase, the Group is also required to pay to GSK China a share of its income attributed to such sublicense, sale, or divesture.

The Group may not terminate the agreement before the completion of the Phase II Study of FUGAN unless for causes beyond the reasonable control of the Group. Subject to the completion of the Phase II Study of FUGAN, the Group has the right to terminate the agreement upon prior written consent.

License and collaboration agreement with Paratek Bermuda Ltd. (“Paratek”)

In April 2017, the Group entered into a collaboration, development and license agreement with Paratek, under which the Group obtained both an exclusive license under certain patents and know-how of Paratek and an exclusive sub-license under certain intellectual property that Paratek licensed from Tufts University to develop, manufacture, use, sell, import and commercialize omadacycline in mainland China, Hong Kong, Macau and Taiwan, or licensed territory, in the field of all human therapeutic and preventative uses other than biodefense, or the licensed field. Paratek retains the right to manufacture the licensed product in the licensed territory for use outside the licensed territory. The Group also granted to Paratek a non-exclusive license to certain of intellectual property for Paratek Bermuda Ltd.

Under the terms of the agreement, the Group made an upfront payment of $7.5 million to Paratek which was recorded as a research and development expense in 2017. The Group will make a milestone payment to Paratek for the achievement of certain development milestone and sales milestone event. In addition, we will pay to Paratek tiered royalties at certain percentage rates on the net sales of licensed products, until the later of the abandonment, expiration or invalidation of the last-to-expire licensed patent covering the licensed product, or the eleventh anniversary of the first commercial sale of the licensed product, in each case on a product-by-product and region-by-region basis.

The Group has the right to terminate this agreement for any or no reason by providing Paratek with prior written notice with no penalty.

License and collaboration agreement with Five Prime Therapeutics, Inc. (“Five Prime”)

On December 19, 2017, the Group and Five Prime entered into an exclusive license agreement for FPA144 in Greater China and global strategic development collaboration.

Under the terms of the agreement, Five Prime has granted the Group an exclusive license to develop and commercialize FPA144 in the Greater China territory: China, Hong Kong, Macau, and Taiwan. The Group will be responsible for conducting the Phase 3 FIGHT trial in Greater China, including screening, enrolment and treatment of patients, and for commercialization of FPA144 in the Greater China territory.  Five Prime will manufacture and supply FPA144 for the study.  A Joint Steering Committee will be formed between the companies to oversee development, regulatory and commercialization activities in greater China.

The Group paid upfront fee of $5.0 million in January 2018, and will make milestone payments of $39.0 million for the achievement of certain development and regulatory milestones to Five Prime. In addition, the Group will pay to Five Prime a royalty percentage on net sales of FPA144 in Greater China ranging from the high teens to the low twenties. Given the strategic importance of China to the development and commercialization of FPA144 and to align the interests of the two companies globally, the Group is also eligible to receive a low single-digit royalty from Five Prime on net sales of FPA144 outside of Greater China.

The Group has the right to terminate this agreement at any time by providing written notice of termination to Five Prime.

As noted above, the Group has entered into various license and collaboration agreements with third party licensors to develop and commercialize drug candidates. Based on the terms of these agreements the Group is contingently obligated to make additional material payments upon the achievement of certain contractually defined milestones. The Group made $0.3 million milestone payment under these agreements for the years ended December 31, 2017. Based on management’s evaluation of the progress of each project noted above, the licensors will be eligible to receive from the Group up to an aggregate of approximately $400.8 million in future milestone payments upon the achievement of contractually specified development milestones, such as regulatory approval for the drug candidates, which may be before the Group has commercialized the drug or received any revenue from sales of such drug candidate, which may never occur.